Remuneration of key management - Schedule of remuneration of president and CEO (Details) - EUR (€)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Justin Hotard (President and CEO)
Disclosure of attribution of expenses by nature to their function [line items]
Base salary		€ 1,057,875
Cash incentive payments		1,703,840
Share-based payment expenses		3,907,501
Pension expenses		490,275
Other benefits		3,584,877
Total		€ 10,744,368
Pekka Lundmark (CEO)
Disclosure of attribution of expenses by nature to their function [line items]
Base salary	€ 352,625		€ 1,410,500	€ 1,322,750
Cash incentive payments	567,947		1,824,834	1,079,695
Share-based payment expenses	979,128		3,117,360	5,041,885
Pension expenses	39,291		310,937	422,274
Other benefits	5,239,650		55,044	95,756
Total	€ 7,178,641		€ 6,718,675	€ 7,962,360